Revenue	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Revenue

Note 4. Revenue

	June 30, 2024	June 30, 2023
	$	$
	Unaudited	Unaudited
Sales of goods	1,804,765	543,431

Revenue from contracts with customers

Revenue from the sale of goods is recognized at the point in time when the customer obtains control of the goods, which is generally at the time of delivery.

Income by geography

	For the period ended June 30, 2024	For the period ended June 30, 2023
	% of total income	% of total income
Israel	65%	64%
U.S. & Canada	30%	4%
Rest of the world	5%	32%